Convertible Preferred Stock - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Dividends declared	$ 0	$ 0
Minimum gross proceeds required for conversion of preferred stock	$ 30,000,000	$ 30,000,000
Percentage of outstanding shares of holders of preferred stock required as conversion basis	50.00%	50.00%
Series A-1 convertible preferred stock [Member]
Class of Stock [Line Items]
Noncumulative dividends annual rate	$ 0.0408	$ 0.0408
Series A-2 convertible preferred stock [Member]
Class of Stock [Line Items]
Noncumulative dividends annual rate	0.016	0.016
Series B convertible preferred stock [Member]
Class of Stock [Line Items]
Noncumulative dividends annual rate	0.0844	0.0844
Series C convertible preferred stock [Member]
Class of Stock [Line Items]
Noncumulative dividends annual rate	0.124	0.124
Number of shares issued			8,602,082
Gross proceeds from issaunce of shares			$ 13,300,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Liquidation preference value per share	1.54974	1.54974
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Liquidation preference value per share	1.05496	1.05496
Series A-1 Preferred Stock [Member]
Class of Stock [Line Items]
Liquidation preference value per share	0.51	0.51
Series A-2 Preferred Stock [Member]
Class of Stock [Line Items]
Liquidation preference value per share	$ 0.2	$ 0.2